Segment Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Revenues		¥ 1,564,497	¥ 1,403,633
Interest expense		93,811	83,717
Costs of operating leases		201,850	192,799
Life insurance costs		220,628	166,863
Costs of goods and real estate sold		154,612	139,155
Services expense		305,228	290,952
Selling, general and administrative expenses		332,954	314,225
Total Segment Expenses		1,321,619	1,206,661
Equity in Net income (Loss) of equity method investments and others		50,406	28,516
Segment Profits		242,878	196,972
Other significant non-cash items:
Depreciation and amortization		200,486	200,794
Increase in policy liabilities and policy account balances		196,700	41,053
Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		309,624	310,848
Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		299,708	233,808
Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		206,964	190,874
Services income
Segment Reporting Information [Line Items]
Revenues		533,154	496,819
Operating Segment
Segment Reporting Information [Line Items]
Finance revenues		178,009	165,299
Revenues		1,557,792	1,395,847
Interest expense		81,013	67,275
Costs of operating leases		199,922	191,032
Life insurance costs		221,076	166,834
Costs of goods and real estate sold		153,432	137,644
Services expense		304,552	289,880
Other (income) and expense	[1]	1,901	8,700
Selling, general and administrative expenses		318,910	299,292
Provision for credit losses, and write-downs of long-lived assets and securities		12,134	8,047
Total Segment Expenses		1,292,940	1,168,704
Equity in Net income (Loss) of equity method investments and others		144,530	60,626
Segment Profits		409,382	287,769
Other significant non-cash items:
Depreciation and amortization		197,598	197,817
Increase in policy liabilities and policy account balances		196,700	41,053
Expenditures for long-lived assets		391,158	432,591
Operating Segment | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		37,748	6,581
Operating Segment | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		306,536	308,047
Operating Segment | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		300,947	235,014
Operating Segment | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		204,837	188,147
Operating Segment | Services income
Segment Reporting Information [Line Items]
Revenues		529,715	492,759
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Finance revenues		35,585	30,890
Revenues		244,604	228,804
Interest expense		5,666	3,278
Costs of operating leases		103,609	98,878
Life insurance costs		0	0
Costs of goods and real estate sold		1,631	1,489
Services expense		29,578	29,522
Other (income) and expense	[1]	10,190	8,757
Selling, general and administrative expenses		44,986	45,051
Provision for credit losses, and write-downs of long-lived assets and securities		609	1,060
Total Segment Expenses		196,269	188,035
Equity in Net income (Loss) of equity method investments and others		10,305	4,797
Segment Profits		58,640	45,566
Other significant non-cash items:
Depreciation and amortization		82,359	77,763
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		121,442	100,876
Operating Segment | Corporate Financial Services and Maintenance Leasing | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		2,398	1,460
Operating Segment | Corporate Financial Services and Maintenance Leasing | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		150,390	139,859
Operating Segment | Corporate Financial Services and Maintenance Leasing | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		2,020	1,812
Operating Segment | Corporate Financial Services and Maintenance Leasing | Services income
Segment Reporting Information [Line Items]
Revenues		54,211	54,783
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Finance revenues		2,439	2,467
Revenues		273,854	260,179
Interest expense		2,566	1,172
Costs of operating leases		12,224	11,941
Life insurance costs		0	0
Costs of goods and real estate sold		54,982	49,789
Services expense		133,414	125,059
Other (income) and expense	[1]	(3,014)	703
Selling, general and administrative expenses		22,995	20,873
Provision for credit losses, and write-downs of long-lived assets and securities		138	60
Total Segment Expenses		223,305	209,597
Equity in Net income (Loss) of equity method investments and others		(1,455)	(225)
Segment Profits		49,094	50,357
Other significant non-cash items:
Depreciation and amortization		9,409	9,494
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		25,671	40,706
Operating Segment | Real Estate | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		1,103	845
Operating Segment | Real Estate | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		25,700	37,842
Operating Segment | Real Estate | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Real Estate | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		64,965	61,793
Operating Segment | Real Estate | Services income
Segment Reporting Information [Line Items]
Revenues		179,647	157,232
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Finance revenues		6,433	5,978
Revenues		197,495	181,026
Interest expense		2,436	1,655
Costs of operating leases		11,359	13,072
Life insurance costs		0	0
Costs of goods and real estate sold		94,912	84,951
Services expense		25,863	21,928
Other (income) and expense	[1]	(4,027)	(449)
Selling, general and administrative expenses		44,318	43,194
Provision for credit losses, and write-downs of long-lived assets and securities		936	93
Total Segment Expenses		175,797	164,444
Equity in Net income (Loss) of equity method investments and others		34,959	30,415
Segment Profits		56,657	46,997
Other significant non-cash items:
Depreciation and amortization		10,476	12,910
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		8,878	7,941
Operating Segment | PE Investment And Concession | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		475	586
Operating Segment | PE Investment And Concession | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		17,492	20,605
Operating Segment | PE Investment And Concession | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | PE Investment And Concession | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		134,971	122,384
Operating Segment | PE Investment And Concession | Services income
Segment Reporting Information [Line Items]
Revenues		38,124	31,473
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Finance revenues		3,772	616
Revenues		114,741	88,962
Interest expense		6,946	6,211
Costs of operating leases		9	9
Life insurance costs		0	0
Costs of goods and real estate sold		1,022	836
Services expense		65,685	65,705
Other (income) and expense	[1]	(5,249)	562
Selling, general and administrative expenses		12,875	10,828
Provision for credit losses, and write-downs of long-lived assets and securities		335	238
Total Segment Expenses		81,623	84,389
Equity in Net income (Loss) of equity method investments and others		86,567	(2,227)
Segment Profits		119,685	2,346
Other significant non-cash items:
Depreciation and amortization		15,972	16,713
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		21,758	21,293
Operating Segment | Environment and Energy | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		20,092	(8)
Operating Segment | Environment and Energy | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		48	39
Operating Segment | Environment and Energy | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Environment and Energy | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		1,534	1,481
Operating Segment | Environment and Energy | Services income
Segment Reporting Information [Line Items]
Revenues		89,295	86,834
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Finance revenues		72	159
Revenues		301,019	235,172
Interest expense		259	81
Costs of operating leases		0	0
Life insurance costs		221,076	166,834
Costs of goods and real estate sold		0	0
Services expense		0	0
Other (income) and expense	[1]	(3)	(140)
Selling, general and administrative expenses		28,857	27,539
Provision for credit losses, and write-downs of long-lived assets and securities		(26)	1
Total Segment Expenses		250,163	194,315
Equity in Net income (Loss) of equity method investments and others		0	0
Segment Profits		50,856	40,857
Other significant non-cash items:
Depreciation and amortization		12,195	14,842
Increase in policy liabilities and policy account balances		196,700	41,053
Expenditures for long-lived assets		102	77
Operating Segment | Insurance | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Insurance | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Insurance | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		300,947	235,014
Operating Segment | Insurance | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Insurance | Services income
Segment Reporting Information [Line Items]
Revenues		0	(1)
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Finance revenues		39,642	28,818
Revenues		36,903	30,450
Interest expense		8,790	2,745
Costs of operating leases		0	0
Life insurance costs		0	0
Costs of goods and real estate sold		0	0
Services expense		4,289	4,433
Other (income) and expense	[1]	13	106
Selling, general and administrative expenses		11,961	10,635
Provision for credit losses, and write-downs of long-lived assets and securities		207	308
Total Segment Expenses		25,260	18,227
Equity in Net income (Loss) of equity method investments and others		886	884
Segment Profits		12,529	13,107
Other significant non-cash items:
Depreciation and amortization		(100)	326
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		65	0
Operating Segment | Banking and credit | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		(3,976)	65
Operating Segment | Banking and credit | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Banking and credit | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Banking and credit | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Banking and credit | Services income
Segment Reporting Information [Line Items]
Revenues		1,237	1,567
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Finance revenues		2,020	3,333
Revenues		55,936	51,302
Interest expense		10,189	8,563
Costs of operating leases		23,031	17,581
Life insurance costs		0	0
Costs of goods and real estate sold		420	199
Services expense		3,857	2,151
Other (income) and expense	[1]	1,282	(2,543)
Selling, general and administrative expenses		6,657	5,004
Provision for credit losses, and write-downs of long-lived assets and securities		(1)	0
Total Segment Expenses		45,435	30,955
Equity in Net income (Loss) of equity method investments and others		11,451	11,664
Segment Profits		21,952	32,011
Other significant non-cash items:
Depreciation and amortization		16,487	13,728
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		121,490	174,188
Operating Segment | Aircraft and Ships | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		251	139
Operating Segment | Aircraft and Ships | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		44,048	41,900
Operating Segment | Aircraft and Ships | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Aircraft and Ships | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		553	196
Operating Segment | Aircraft and Ships | Services income
Segment Reporting Information [Line Items]
Revenues		9,064	5,734
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Finance revenues		51,219	53,163
Revenues		84,672	75,665
Interest expense		24,980	22,225
Costs of operating leases		1,297	649
Life insurance costs		0	0
Costs of goods and real estate sold		267	151
Services expense		867	854
Other (income) and expense	[1]	(395)	(2,284)
Selling, general and administrative expenses		49,684	45,360
Provision for credit losses, and write-downs of long-lived assets and securities		6,911	1,617
Total Segment Expenses		83,611	68,572
Equity in Net income (Loss) of equity method investments and others		(2,864)	9,514
Segment Profits		(1,803)	16,607
Other significant non-cash items:
Depreciation and amortization		717	1,736
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		1,796	878
Operating Segment | ORIX USA | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		7,801	(280)
Operating Segment | ORIX USA | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		1,038	292
Operating Segment | ORIX USA | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | ORIX USA | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		575	235
Operating Segment | ORIX USA | Services income
Segment Reporting Information [Line Items]
Revenues		24,039	22,255
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Finance revenues		1,518	1,990
Revenues		133,885	126,677
Interest expense		265	373
Costs of operating leases		0	0
Life insurance costs		0	0
Costs of goods and real estate sold		0	0
Services expense		33,764	32,629
Other (income) and expense	[1]	3,429	4,609
Selling, general and administrative expenses		74,172	69,026
Provision for credit losses, and write-downs of long-lived assets and securities		148	115
Total Segment Expenses		111,778	106,752
Equity in Net income (Loss) of equity method investments and others		(28)	872
Segment Profits		22,079	20,797
Other significant non-cash items:
Depreciation and amortization		3,365	3,202
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		303	480
Operating Segment | ORIX Europe | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		9,437	3,821
Operating Segment | ORIX Europe | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | ORIX Europe | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | ORIX Europe | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | ORIX Europe | Services income
Segment Reporting Information [Line Items]
Revenues		122,930	120,866
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Finance revenues		35,309	37,885
Revenues		114,683	117,610
Interest expense		18,916	20,972
Costs of operating leases		48,393	48,902
Life insurance costs		0	0
Costs of goods and real estate sold		198	229
Services expense		7,235	7,599
Other (income) and expense	[1]	(325)	(621)
Selling, general and administrative expenses		22,405	21,782
Provision for credit losses, and write-downs of long-lived assets and securities		2,877	4,555
Total Segment Expenses		99,699	103,418
Equity in Net income (Loss) of equity method investments and others		4,709	4,932
Segment Profits		19,693	19,124
Other significant non-cash items:
Depreciation and amortization		46,718	47,103
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		89,653	86,152
Operating Segment | Asia and Australia | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues		167	(47)
Operating Segment | Asia and Australia | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues		67,820	67,510
Operating Segment | Asia and Australia | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Asia and Australia | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		219	246
Operating Segment | Asia and Australia | Services income
Segment Reporting Information [Line Items]
Revenues		¥ 11,168	¥ 12,016

[1]	“Other (income) and expense” includes items such as expenses of taxes and insurance premiums related to finance leases, impairment losses on goodwill and other intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.